Consolidated Statement of Cash Flows - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Cash flows from operating activities
Profit before taxation		R 894,104	R 682,083	R 696,048
Adjustments		591,190	583,734	448,804
Depreciation on property, plant and equipment		493,788	458,281	372,936
Amortization of capitalized commission assets		64,707	64,566	46,957
Amortization of intangible assets		51,143	39,078	25,856
Capitalized commission assets written off			15,301
Gain on disposal of property, plant and equipment		(4,954)	(1,150)	(1,191)
Finance income		(23,255)	(6,083)	(4,358)
Finance costs		10,095	12,331	9,302
Provision for warranties charge		(1,305)	904	(698)
Fair value changes to derivative assets		971	506
Working capital adjustments
Inventories		(53,790)	(25,369)
Trade and other receivables and prepayments		(62,833)	(52,053)	(78,625)
Trade and other payables		67,940	(11,677)	115,179
Deferred revenue		46,251	78,130	43,227
Capitalized commission assets		(112,738)	(112,639)	(95,999)
Cash generated from operating activities		1,370,124	1,142,209	1,128,634
Interest received		23,255	6,083	4,358
Interest paid		(10,095)	(14,061)	(7,254)
Income tax paid		(256,621)	(202,525)	(187,887)
Net cash generated from operating activities		1,126,663	931,706	937,851
Cash flows from investing activities
Purchase of property, plant and equipment		(579,656)	(552,634)	(478,036)
Purchase of property, plant and equipment – Telematics devices and equipment on hand		(457,542)	(500,203)	(445,377)
Purchase of property, plant and equipment – Other		(122,114)	(52,431)	(32,659)
Proceeds on disposal of property, plant and equipment		10,499	4,840	14,362
Investment in intangible assets		(46,653)	(43,816)	(45,630)
Acquisition of subsidiary, net of cash acquired			(66,607)
Advances of loans to related party		(6,400)		(8,400)
Repayment of loans from related party				13
Net cash utilized by investing activities		(622,210)	(658,217)	(517,691)
Cash flows from financing activities
Proceeds from related parties loans		315		857,367
Repayment of related parties loans		(1,940)	(845,003)	(1,512)
Cash transferred from/(to) restricted cash	[1]		834,543	(857,216)
Acquiring interest in subsidiaries without change in control			(66,386)	(11,559)
Net proceeds from issuance of share capital	[2]		450,727
Proceeds from term loans obtained		502	110,000
Repayment of term loans		(31,034)	(101,708)	(8,247)
Payments of lease liabilities		(56,617)	(47,201)	(46,751)
Dividends paid		(331,252)		(418,094)
Net cash (utilized by)/ generated from financing activities		(420,026)	334,972	(486,012)
Net increase/(decrease) in cash and cash equivalents		84,427	608,461	(65,852)
Cash and cash equivalents at the beginning of the year		718,026	76,098	146,591
Effect of exchange rate changes on cash and cash equivalents		163,297	33,467	(4,641)
Cash and cash equivalents at the end of the year		R 965,750	R 718,026	R 76,098

[1]	On December 29, 2020, the Group received ZAR 882.4 million (USD 58.5 million) from a related party - Orient Victoria Pte Ltd for the sole purpose of facilitating the Company’s acquisition of the remaining interest in Cartrack Holdings Proprietary Limited. The loan was fully repaid on April 22, 2021.
[2]	On April 21, 2021 Karooooo bought out all of the minority shareholders of Cartrack and delisted Cartrack from Johannesburg Stock Exchange (“JSE”). In terms of the reinvestment offer, investors who elected to remain invested in Cartrack received 1 Karooooo ordinary share for every 10 Cartrack ordinary shares owned on the JSE prior to the finalization of the reinvestment offer. Karooooo concluded an inward secondary listing on the JSE on April 21, 2021 and issued 9,410,712 ordinary shares of ZAR 3,952 million to eligible Cartrack shareholders who opted to reinvest the proceeds of sale of their Cartrack shares into Karooooo. Included in the net proceeds from issuance of share capital are transaction costs of ZAR 49.2 million. See Note 1 for details.